Investment in Associates - Schedule of Consolidated Financial Statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
NUAG [Member]
Schedule of Consolidated Financial Statements [Line Items]
Current assets	$ 17,413	$ 24,509
Non-current assets	116,577	114,048
Total assets	133,990	138,557
Current liabilities	746	842
Total liabilities	746	842
Net assets	133,244	137,715
Non-controlling interests		(155)
Total equity attributable to equity holders of NUAG	133,244	137,870
Company's share of net assets of associate	36,448	37,719
Fair value adjustments	8,828	9,361
Carrying value of the investment	45,276	47,080	$ 43,253
TIN [Member]
Schedule of Consolidated Financial Statements [Line Items]
Current assets	96	250
Non-current assets	2,904	20,899
Total assets	3,000	21,149
Current liabilities	3,686	1,303
Total liabilities	3,686	1,303
Net assets	(686)	19,846
Company's share of net assets of associate	(200)	5,892
Fair value adjustments	940	(3,546)
Carrying value of the investment	$ 740	$ 2,346	$ 7,442